WARRANTS (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Warrants [Table Text Block]
The fair value of the outstanding warrants at December 31, 2014 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	2.73
Exercise price (USD/share)	$4.00 - $11.86
Risk free rate	0.06% - 1.00%
Dividend yield	-
Expected term/Contractual life (years)	0.30 - 2.64
Expected volatility	27.57% - 140.19%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table sets forth by level within the fair value hierarchy of our financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2014, 2013 and 2012:

	Carrying Value at	Fair Value Measurement at
	December 31,2014	December 31,2014
		Level 1	Level 2	Level 3
Warrants liability	$553,060	$-	$553,060	$-

	Carrying Value at	Fair Value Measurement at
	December 31,2013	December 31,2013
		Level 1	Level 2	Level 3
Warrants liability	$720,857	$-	$720,857	$-

Schedule of Warrant Activity [Table Text Block]
The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	December 31,
	2014	2013	2012
	US$	US$	US$
Beginning balance	720,857	374,166	96,469
Warrants issued	2,698,375	-	97,505
Fair value change of the issued warrants included in earnings	(2,866,172)	346,691	180,192
Ending balance	553,060	720,857	374,166

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the warrants activity:

		Weighted	Weighted Average
		Average	Remaining
	Number	Exercise Price	Contractual Life
Outstanding as of January 1, 2012	157,500	$9.98	3.31
Granted	100,000
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	257,500	$7.66	2.97
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2013	257,500	$7.66	1.97
Granted	293,880
Forfeited	-
Exercised	-
Outstanding as of December 31, 2014	551,380	$9.9	1.86